AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 40.0%
Financials - 14.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$1,650,000	$1,543,642
Aircastle, Ltd. (Bermuda)
4.250%, 06/15/26	1,562,000	1,505,825
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	860,910
American Tower Corp.
3.600%, 01/15/28	1,680,000	1,579,400
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,455,418
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	875,441
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	449,637
Boston Properties, LP
3.400%, 06/21/29	1,841,000	1,635,736
The Charles Schwab Corp.
Series F, (5.000% to 12/01/27 then 3 month LIBOR + 2.575%), 5.000%, 12/01/27[1,2,3]	525,000	469,875
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month LIBOR + 1.338%), 3.980%, 03/20/30[1,3]	1,677,000	1,577,092
Crown Castle, Inc.
4.000%, 03/01/27	1,800,000	1,745,911
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,676,000	2,570,298
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	1,280,000	1,133,953
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	1,409,000	1,340,961
Morgan Stanley
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	1,624,000	1,582,558
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,391,116

Total Financials		21,717,773
Industrials - 23.5%
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[5]	1,275,000	1,180,962
Amazon.com, Inc.
4.600%, 12/01/25	1,455,000	1,467,846
	Principal Amount	Value

Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[5]	$919,000	$789,342
Ashtead Capital, Inc.
1.500%, 08/12/26[5]	1,786,000	1,572,268
AT&T, Inc.
4.300%, 12/15/42	1,710,000	1,509,373
Block Financial LLC
3.875%, 08/15/30	1,667,000	1,497,964
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	1,808,000	1,742,087
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29	2,000,000	1,676,453
CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,559,199
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,596,041
Discovery Communications LLC
3.950%, 03/20/28	1,766,000	1,650,526
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,529,004
HCA, Inc.
4.125%, 06/15/29	842,000	800,341
4.500%, 02/15/27	874,000	859,811
Kraft Heinz Foods Co.
3.875%, 05/15/27	1,518,000	1,478,842
Merck & Co., Inc.
1.900%, 12/10/28	1,897,000	1,674,217
Microsoft Corp.
2.525%, 06/01/50	2,165,000	1,542,807
Parker-Hannifin Corp.
3.250%, 06/14/29	1,623,000	1,502,961
PulteGroup, Inc.
5.000%, 01/15/27	761,000	764,436
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	824,974
Sonoco Products Co.
2.850%, 02/01/32[4]	1,852,000	1,581,272
Sysco Corp.
2.400%, 02/15/30	2,284,000	1,979,994
Verizon Communications, Inc.
3.875%, 02/08/29	3,403,000	3,275,803
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	1,593,000	1,414,916

Total Industrials		35,471,439
Utilities - 2.1%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	912,376

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 2.1% (continued)
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	$2,024,000	$1,558,118
Northern States Power Co.
2.900%, 03/01/50	1,000,000	728,313

Total Utilities		3,198,807

Total Corporate Bonds and Notes (Cost $68,180,055)		60,388,019
Municipal Bonds - 7.7%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	742,038
California State General Obligation, School Improvements Build America Bonds, 7.550%, 04/01/39	2,410,000	3,209,255
Commonwealth of Massachusetts Series B, 4.110%, 07/15/31	1,040,000	1,027,633
JobsOhio Beverage System Series B, 4.532%, 01/01/35	1,705,000	1,705,056
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	1,775,000	1,945,359
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,017,000	1,711,881
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	1,310,000	1,240,417

Total Municipal Bonds (Cost $12,544,361)		11,581,639
U.S. Government and Agency Obligations - 49.6%
Fannie Mae - 22.0%
FNMA
2.000%, 02/01/36 to 10/01/50	1,954,014	1,720,242
3.000%, 06/01/38	1,136,184	1,094,417
3.500%, 03/01/30 to 07/01/50	11,965,686	11,534,110
4.000%, 03/01/44 to 01/01/51	8,234,995	8,112,644
4.500%, 04/01/39 to 08/01/52	8,562,666	8,686,727
5.000%, 07/01/47 to 02/01/49	2,005,618	2,060,535

Total Fannie Mae		33,208,675
Freddie Mac - 10.6%
FHLMC
2.500%, 10/01/34 to 08/01/50	4,023,574	3,706,713
3.000%, 11/01/49 to 03/01/50	4,230,371	3,931,929
3.500%, 10/01/45	3,752,787	3,602,722
4.000%, 07/01/48 to 09/01/50	1,964,549	1,938,874
4.500%, 05/01/48	293,411	298,183
5.000%, 07/01/44	1,282,687	1,318,265
	Principal Amount	Value

FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	$1,257,908	$1,228,278

Total Freddie Mac		16,024,964
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bonds
1.875%, 02/15/51	3,958,000	2,726,845
2.250%, 05/15/41	7,180,000	5,727,172
3.125%, 05/15/48	1,998,000	1,801,634
3.500%, 02/15/39	3,044,000	3,012,371
5.000%, 05/15/37	978,000	1,140,019
6.250%, 08/15/23	2,218,000	2,233,769
6.750%, 08/15/26	1,339,000	1,469,239
U.S. Treasury Notes
2.000%, 06/30/24	4,636,000	4,474,102
2.375%, 05/15/27	3,141,000	2,979,288

Total U.S. Treasury Obligations		25,564,439

Total U.S. Government and Agency Obligations (Cost $82,145,030)		74,798,078
Foreign Government Obligation - 0.9%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $1,384,141)	1,385,000	1,343,611

Short-Term Investments - 1.9%
Joint Repurchase Agreements - 0.7%[6]
Bank of America Securities, Inc., dated 01/31/23, due 02/01/23, 4.270% total to be received $94,985 (collateralized by a U.S. Treasury, 1.125%, 08/31/28, totaling $96,873)	94,974	94,974
RBC Dominion Securities, Inc., dated 01/31/23, due 02/01/23, 4.300% total to be received $1,000,119 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 02/07/23 - 12/20/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,094,974
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp., dated 01/31/23, due 02/01/23, 4.150% total to be received $1,705,197 (collateralized by a U.S. Treasury, 1.875%, 02/15/32, totaling $1,739,186)	1,705,000	1,705,000

Total Short-Term Investments (Cost $2,799,974)		2,799,974
Total Investments - 100.1% (Cost $167,053,561)		150,911,321
Other Assets, less Liabilities - (0.1)%		(81,517)
Net Assets - 100.0%		$150,829,804

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of this security, amounting to $1,044,161 or 0.7% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of these securities amounted to $3,542,572 or 2.3% of net assets.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$60,388,019	—	$60,388,019
Municipal Bonds†	—	11,581,639	—	11,581,639
U.S. Government and Agency Obligations†	—	74,798,078	—	74,798,078
Foreign Government Obligation†	—	1,343,611	—	1,343,611
Short-Term Investments
Joint Repurchase Agreements	—	1,094,974	—	1,094,974
Repurchase Agreements	—	1,705,000	—	1,705,000
Total Investments in Securities	—	$150,911,321	—	$150,911,321

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,044,161	$1,094,974	—	$1,094,974
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.